Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Significant Accounting Policies	SIGNIFICANT ACCOUNTING POLICIES
Changes in significant accounting policies

Leases

Baytex adopted IFRS 16 Leases on January 1, 2019, using the modified retrospective approach. The modified retrospective approach does not require restatement of comparative financial information as it recognizes the cumulative effect on transition as an adjustment to opening retained earnings and applies the standard prospectively. Comparative information in the Company's consolidated statements of financial position, consolidated statements of loss and comprehensive loss, consolidated statements of changes in equity, and consolidated statements of cash flows has not been restated and continues to be accounted for in accordance with the Company's previous accounting policy found in the 2018 annual financial statements.

The cumulative effect of initial application of the standard was to recognize an $18.0 million increase to right-of-use assets ("lease assets"), a $2.0 million reduction of onerous contracts and a $18.0 million increase to lease obligations. Initial measurement of the lease obligation was determined based on the remaining lease payments at January 1, 2019 using a weighted averaged incremental borrowing rate of approximately 3.9%. The lease assets were initially recognized at an amount equal to the lease obligations. The lease assets and lease obligations recognized largely relate to the Company's head office lease in Calgary.

The adoption of IFRS 16 using the modified retrospective approach allowed the Company to use the following practical expedients in determining the opening transition adjustment:

•The weighted average incremental borrowing rate in effect at January 1, 2019 was used as opposed to the rate in effect at inception of the lease;
•Leases with a remaining term of less than 12 months as at January 1, 2019 were accounted for as short-term leases;
•Leases with an underlying asset of low value are recorded as an expense and not recognized as a lease asset;
•Leases with similar characteristics were accounted for as a portfolio using a single discount rate; and
•Used the Company's previous assessment under IAS 37, "Provisions, Contingent Liabilities and Contingent Assets' for onerous contracts instead of reassessing the lease assets for impairment at January 1, 2019.

Significant accounting policies

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies to obtain benefits from its activities. Significant subsidiaries included in the Company's accounts include Baytex Energy USA, Inc., Baytex Energy Ltd. and Baytex Energy Limited Partnership. Intercompany balances and transactions are eliminated in preparation of the consolidated financial statements.

Many of the Company's exploration, development and production activities are conducted through joint arrangements. The consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues and expenses generated by joint arrangements.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting when the acquired assets meet the definition of a business under IFRS. The cost of an acquisition is measured as cash paid and the fair value of assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. The acquired identifiable assets and liabilities assumed are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair value of the net identifiable assets acquired is recognized as goodwill. If the cost of acquisition is below the fair values of the identifiable net assets acquired, the difference is recognized as a bargain purchase gain in net income or loss. Associated transaction costs are expensed when incurred.

Revenue Recognition

Revenue from the sale of light oil and condensate, heavy oil, natural gas liquids, and natural gas is recognized based on the consideration specified in contracts with customers. Baytex recognizes revenue by unit of production and when control of the product transfers to the customer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product which is when it is physically transferred to the pipeline or other transportation method agreed upon.
The nature of the Company's performance obligations, including roles of third parties and partners, are evaluated to determine if the Company acts as a principal. Baytex recognizes revenue on a gross basis when it acts as the principal and has primary responsibility for the transaction. Revenue is recognized on a net basis when Baytex acts in the capacity of an agent rather than as a principal.

The transaction price for variable price contracts in the Canadian and U.S. operating segments is based on a representative commodity price index, and may include adjustments for quality, location, delivery method, or other factors depending on the agreed upon terms of the contract. The amount of revenue recorded can vary depending on the grade, quality and quantities of oil or natural gas transferred to customers. Market conditions, which impact the Company's ability to negotiate certain components of the transaction price, can also cause the amount of revenue recorded to fluctuate from period to period.

Tariffs, tolls and fees charged to other entities for the use of pipelines and facilities owned by Baytex are evaluated by management to determine if these originate from contracts with customers or from incidental or collaborative arrangements. Tariffs, tolls and fees charged to other entities that are from contracts with customers are recognized in revenue when the related services are provided.

Exploration and Evaluation Assets

Pre-license costs, including certain geological, geophysical and seismic expenditures, are incurred before the legal rights to explore a specific area have been obtained. These costs are charged to exploration expense in the period in which they are incurred.

Once the legal right to explore has been acquired, costs directly associated with an exploration program are capitalized as an intangible asset until results of the exploration program have been evaluated. Costs capitalized as E&E assets include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing of initial production results.

E&E costs are subject to technical, commercial and management review to confirm the continued intent to develop or otherwise extract the underlying reserves. The technical feasibility and commercial viability of extracting petroleum and natural gas resources is dependent on the existence of economically recoverable reserves for the project. If the asset is determined not to be technically feasible or commercially viable the accumulated E&E costs associated with the exploration project are charged to E&E expense in the period the determination is made.

Upon determination of technical feasibility and commercial viability, as evidenced by the classification of proved or probable reserves and management's intention to develop the E&E asset, the accumulated costs associated with the exploration project are tested for impairment and transferred to oil and gas properties.

Oil and Gas Properties
Items of oil and gas properties are initially recorded at cost. The initial cost of oil and gas properties includes the costs to acquire developed or producing oil and gas properties, and to develop oil and gas properties, such as costs of completing geological and geophysical surveys, drilling development wells, and the costs to construct and install development infrastructure such as wellhead equipment and processing facilities.

Oil and gas properties includes costs related to planned major inspection, overhaul and turnaround activities to maintain items of oil and gas properties and benefit future years of operations. Replacements outside of a major inspection, overhaul or turnaround are recognized as oil and gas properties when it is probable the future economic benefits of the replacement will be realized by the Company. The carrying amount of any replaced or disposed item of oil and gas properties is derecognized. Repair and maintenance costs incurred for servicing an item of oil and gas properties is recorded as operating expense as incurred.

Depletion and Depreciation

The costs associated with an item of oil and gas properties are depleted on a unit-of-production basis by depletable area over proved plus probable reserves once commercial production has commenced. Future development costs required to bring those reserves into production are included in the depletable base. For purposes of the depletion calculation, petroleum and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil equivalent.
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

The expected lives of other plant and equipment are reviewed on an annual basis and, if necessary, changes in expected useful lives are accounted for prospectively.

Impairment

Non-derivative financial assets

The Company assesses non-derivative financial assets at each reporting date to determine whether there is any objective evidence indicating that it is impaired. Objective evidence exists if one or more events have had a negative effect on the estimated future cash flows of that asset. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows.

An impairment loss is reversed when there is objective evidence that the value of the financial assets has been partially or fully restored. For financial assets measured at amortized cost the reversal is recognized in net income or loss.

Non-financial assets

The Company reviews its non-financial assets, other than E&E assets, for indicators of impairment and impairment reversal at the end of each reporting period. The recoverable amount of the asset is estimated if indicators of impairment or impairment reversal exist. E&E assets are assessed for impairment when they are reclassified to oil and gas properties and if facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

When reviewing for indicators of impairment and impairment reversal, and testing for impairment when indicators have been identified, assets are grouped together at a CGU level. The recoverable amount of an asset or CGU is the higher of its FVLCD and its VIU. The determination of recoverable amount includes estimates of proved and probable oil and gas reserves and the associated cash flows. Factors that impact these cash flows includes CGU production volumes, royalty obligations, operating costs, capital costs, forecast commodity prices, along with inflation and discount rates used to estimate present value. FVLCD is determined as the amount that would be obtained from the sale of an asset or CGU in an arm's length transaction between willing parties. In determining FVLCD, recent market transactions are considered if available. In the absence of such transactions, an appropriate valuation model is used. VIU is assessed using the present value of the estimated future cash flows of the asset or CGU. The estimated future cash flows are adjusted for risks specific to the asset or CGU and are discounted using a discount rate that reflects current market assessments of the time value of money.

Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. The impairment reduces the carrying amount of any goodwill allocated to the CGU first, with any remaining impairment being allocated to the individual assets in the CGU on a pro-rata basis.

Impairments may be reversed for all CGUs and individual assets, other than goodwill, when there is indication that a previously recognized impairment may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. An impairment may be reversed only to the extent that the asset’s revised carrying amount does not exceed the carrying amount that would have been determined, net of depreciation and depletion, had no impairment been recognized. Impairment recognized in relation to goodwill is not reversed for subsequent increases in its recoverable amount.

Impairments and impairment reversals are recorded in net income or loss in the period the impairment or impairment reversal occurs.

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A lease obligation and corresponding right-of-use asset ("lease asset") are recognized at the commencement of the lease. The present value of the lease obligation is based on the future lease payments and is discounted using the Company's incremental borrowing rate when the rate implicit in the lease is not readily available. The Company uses a single discount rate for a portfolio of leases with similar characteristics. The lease asset is recognized at the amount of the lease obligation, adjusted for lease incentives received and initial direct costs, on commencement of the lease. Depreciation is recognized on the lease asset over the shorter of the estimated useful life of the asset or the lease term.

Lease payments are allocated between the liability and interest expense. Interest expense is recognized on the lease obligations using the effective interest rate method and payments are applied against the lease obligation.

Management judgement is required to determine the discount rate used to calculate the present value of the lease obligation. The carrying amounts of the lease assets, lease obligations, and the resulting interest and depletion and depreciation expense are based on the implicit interest rate within the lease arrangement or, if this information is unavailable, the incremental borrowing rate. Incremental borrowing rates are based on judgments including economic environment, term, and the underlying risk inherent to the asset.

Asset Retirement Obligations

The Company recognizes asset retirement obligations when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s asset retirement obligations are based on its net ownership in wells and facilities. Management estimates the costs to abandon and reclaim the wells and the facilities using existing technology and the estimated time period during which these costs will be incurred in the future.

Asset retirement obligations are recognized for future asset retirement costs associated with the abandonment and reclamation of the Company's E&E assets and oil and gas properties. Asset retirement obligations are measured at the present value of management's best estimate of the future cash flows required to settle the present obligation, using the risk-free interest rate. The present value of the liability is capitalized as part of the cost of the related asset and depleted over its useful life. The asset retirement obligation is accreted until the date of expected settlement of the retirement obligation and is recognized within finance expense in the statements of income or loss. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows or the discount rates are recognized as changes in the asset retirement obligation provision and related asset at each reporting date.

Foreign Currency Translation

Foreign transactions

Transactions completed in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the time of the transactions. Foreign currency assets and liabilities are translated to functional currency at the period-end exchange rate. Revenue and expenses are translated to functional currency using the average exchange rate for the period. Realized and unrealized gains and losses resulting from the settlement or translation of foreign currency transactions are included in net income or loss.

Foreign operations

The functional currency of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. Certain subsidiaries of the Company operate and transact primarily in currencies other than the Canadian dollar. The designation of a subsidiary's functional currency is a management judgment based on the currency of the primary economic environment in which the subsidiary operates.

The financial statements of each entity are translated into Canadian dollars in preparation of the Company's consolidated financial statements. The assets and liabilities of a foreign operation are translated to Canadian dollars at the period-end exchange rate. Revenues and expenses of foreign operations are translated to Canadian dollars using the average exchange rate for the period. Foreign exchange differences are recognized in other comprehensive income or loss.

If the Company or any of its entities disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the accumulated foreign currency translation gains or losses related to the foreign operation are recognized in net income or loss.

Financial Instruments

IFRS 9 contains three principal classification categories for initial classification of financial assets: measured at amortized cost; fair value through other comprehensive income (“FVOCI”); or fair value through profit or loss (“FVTPL”). Financial assets are categorized based on the Company’s objective for the asset and the contractual cash flows. A financial asset is classified as amortized cost if the asset is held with the objective to collect contractual cash flows that are solely payments of principal and interest on principal amounts outstanding. A financial asset is classified as FVOCI if the asset is held with the objective to both collect contractual cash flows and sell the financial asset. All other financial assets are measured at FVTPL. Financial assets are assessed for impairment using an expected credit loss model. Trade and other receivables are classified and measured at amortized cost.

The measurement categories for each class of financial asset and financial liability is set forth in the following table.

Financial Instrument	Classification
Cash and cash equivalents	Amortized cost
Trade and other receivables	Amortized cost
Financial derivatives	Fair value through profit or loss
Trade and other payables	Amortized cost
Bank loan	Amortized cost
Long-term notes	Amortized cost
Lease obligations	Amortized cost

An embedded derivative is a component of a contract that modifies the cash flows of the contract. These hybrid contracts consist of a host contract and an embedded derivative. The embedded derivative is separated from the host contract and accounted for as a derivative unless the economic characteristics and risks of the embedded derivative are closely related to the host contract. The embedded derivatives are measured at FVTPL.

Debt issuance costs related to the amendment our bank loan or the issuance of long term notes are capitalized and amortized as financing costs over the term of the credit facilities or long term notes. For a financial asset or a financial liability carried at amortized cost, transaction costs directly attributable to acquiring or issuing the asset or liability are added to, or deducted from, the fair value on initial recognition and amortized through net income or loss over the term of the financial instrument. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or a financial liability classified as FVTPL are expensed at inception of the contract.

The Company formally documents its risk management objectives and strategies to manage exposures to fluctuations in commodity prices, interest rates and foreign currency exchange rates. The risk management policy permits the use of certain derivative financial instruments, including swaps and collars, to manage these fluctuations. All transactions of this nature entered into by the Company are related to underlying financial instruments or future petroleum and natural gas production. These instruments are classified as FVTPL. The Company does not use financial derivatives for trading or speculative purposes. The Company has not designated its financial derivative contracts as effective accounting hedges, and therefore has not applied hedge accounting. As a result, the Company applies the fair value method of accounting for all derivative instruments by recording an asset or liability on the statements of financial position and recognizing changes in the fair value of the instrument in the statements of income or loss for the current period. The fair values of these instruments are based on quoted market prices or, in their absence, third-party market indications and forecasts. Attributable transaction costs are recognized in net income or loss when incurred.

The Company has accounted for its physical delivery sales contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, these contracts are not considered to be derivative financial instruments and have not been recorded at fair value on the statements of financial position. Settlements on these physical delivery sales contracts are recognized in revenue in the period the product is delivered to the sales point.

Impairment of financial assets is determined by calculating the expected credit loss ("ECL"). The Company measures an ECL allowance for trade and other receivables. The Company determines the ECL which is the probability of default events related to the financial asset by using historical realized bad debts and forward looking information. The carrying amounts of financial assets are reduced by the amount of the ECL through an allowance account and losses are recognized in the statement of income or loss.

Fair Value of Financial Instruments

Baytex classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instruments:

•Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
•Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
•Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.
Income Taxes

Current and deferred income taxes are recognized in net income or loss, except when they relate to items that are recognized directly in equity, in which case the current and deferred taxes are also recognized directly in equity.

Current income taxes for the current and prior periods are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates enacted at the end of the reporting period. The Company recognizes the financial statement impact of a tax filing position when it is probable that the position will be sustained upon audit. The liability is measured based on an assessment of possible outcomes and their associated probabilities.

The Company follows the balance sheet asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable income. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are recognized for all temporary differences deductible to the extent future recovery is probable. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered. Deferred income taxes are calculated using enacted or substantively enacted tax rates. Deferred income tax balances are adjusted for any changes in the enacted or substantively enacted tax rates and the adjustment is recognized in the period that the rate change occurs.

Share-based Compensation Plans

The Company has a full-value award plan (the "Share Award Incentive Plan") pursuant to which restricted awards and performance awards (collectively, "share awards") may be granted to the directors, officers and employees of the Company and its subsidiaries. The maximum number of common shares issuable under the Share Award Incentive Plan (and any other long-term incentive plans of the Company) shall not at any time exceed 3.8% of the then-issued and outstanding common shares.

Each restricted award entitles the holder to be issued the number of common shares designated in the restricted award (plus dividend equivalents). Each performance award entitles the holder to be issued the number of common shares designated in the performance award (plus dividend equivalents) multiplied by a payout multiplier. Expenses related to the Share Award Incentive Plan are determined based on the fair value of the share awards on the grant date which is based on quoted market prices for the Company's common shares. Both restricted and performance awards are expensed over the vesting period using the graded vesting method. The payout multiplier is dependent on the performance of the Company relative to pre-defined corporate performance measures for a particular period. In the case of both restricted and performance awards, the number of common shares to be issued on the applicable issue date is adjusted to account for the payments of dividends from the grant date to the applicable issue date.

The Company assumed share awards and share options pursuant to a business combination in 2018 (note 4). The share options were valued at the closing date of the transaction utilizing a Black-Scholes pricing model to value the share options. The share awards were valued at fair value using the quoted market price of the Company's common shares on the closing date of the transaction. The share awards assumed consist of restricted share awards and performance share awards with a fixed multiplier of 1.0. Share-based compensation is expensed over the remaining vesting period and recognized as share-based compensation expense, with a corresponding increase to contributed surplus.

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